Retirement Benefit Plans - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 281.4	$ 208.6	$ 192.5
Cost of revenue [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	182.3	135.1	124.5
Research and development expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	76.1	55.6	52.8
General and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	19.3	15.1	12.5
Marketing expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 3.7	$ 2.8	$ 2.7